Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on July 15, 2020 and covers activity from June 01, 2020 through June 30, 2020.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of July 2020.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director, ABS Operations

A.	Trust Activity

Trust Totals
Record Date	June 30, 2020
Number of days in Monthly Period	30
Beginning Number of Accounts	15,743,774
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	24,453,568,912.90
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	24,453,568,912.90
Finance Charge Collections (excluding Recoveries)	486,713,491.03
Collections of Discount Option Receivables	0.00
Recoveries	13,714,138.67
Total Collections of Finance Charge Receivables	500,427,629.70
Total Collections of Principal Receivables	8,183,587,843.49
Monthly Payment Rate	33.4658%
Defaulted Amount	50,813,295.32
Annualized Default Rate	2.5244%
Annualized Default Rate, Net of Recoveries	1.8431%
Trust Portfolio Yield	22.3702%
New Principal Receivables	8,271,043,605.21
Ending Number of Accounts	15,728,551
Ending Principal Receivables Balance	24,490,211,379.30
Ending Required Minimum Principal Balance	17,393,589,370.00
Ending Transferor Amount	8,234,520,379.30
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	24,490,211,379.30
Ending Total Receivables	25,536,613,103.22

B.	Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1
2017-6	2,000,000,000.00	2,000,000,000.00	0.00	140,000,000.00	12.30%	61,569,530.29	1,687,303.07	1,006,858,194.28	6,251,754.58
2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	5.27%	26,386,945.95	723,130.01	431,510,726.61	2,679,323.84
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.52%	17,591,338.35	482,087.80	287,674,488.98	1,786,220.06
2018-4	1,028,573,000.00	1,028,573,000.00	0.00	72,000,110.00	6.33%	31,664,378.24	867,757.19	517,813,576.73	3,215,192.98
2018-6	1,342,859,000.00	1,342,859,000.00	0.00	94,000,130.00	8.26%	41,339,598.94	1,132,905.06	676,034,293.95	4,197,612.45
2018-8	914,287,000.00	914,287,000.00	0.00	64,000,090.00	5.62%	28,146,110.57	771,339.63	460,278,678.94	2,857,948.97
2019-1	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	10.55%	52,773,922.69	1,446,260.86	863,021,956.65	5,358,650.80
2019-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	10.55%	52,773,922.69	1,446,260.86	863,021,956.65	5,358,650.80
2019-3	1,371,431,000.00	1,371,431,000.00	0.00	96,000,170.00	8.44%	42,219,181.25	1,157,009.87	690,418,270.12	4,286,925.02

Total	11,514,297,000.00	11,514,297,000.00	0.00	806,000,790.00	70.83%	354,464,928.97	9,714,054.35	5,796,632,142.91	35,992,279.50
Group 2

2012-A	0.00	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	4.95%	24,769,391.25	678,801.18	405,058,548.13	2,515,077.74
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	17,692,466.30	484,859.19	289,328,253.56	1,796,488.57
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	17,692,466.30	484,859.19	289,328,253.56	1,796,488.57
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	4.24%	21,230,897.99	581,829.34	347,192,897.42	2,155,780.03
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	3.71%	18,577,097.31	509,102.36	303,794,792.10	1,886,313.78
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	3.54%	17,692,466.30	484,859.19	289,328,253.56	1,796,488.57
2019-4	919,543,000.00	919,543,000.00	0.00	64,368,010.00	5.66%	28,307,915.30	775,773.86	462,924,702.27	2,874,378.58

Total	4,741,394,000.00	4,741,394,000.00	0.00	331,897,580.00	29.17%	145,962,700.75	4,000,084.31	2,386,955,700.60	14,821,015.84

Trust	16,255,691,000.00	16,255,691,000.00	0.00	1,137,898,370.00	100.00%	500,427,629.72	13,714,138.66	8,183,587,843.51	50,813,295.34

C.	Group Allocations

		Investor						Reallocated	Investment
		Finance	Investor	Investor	Investor	Investor		Investor Finance	Funding
	Invested	Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2017-6	2,000,000,000.00	40,928,801.15	3,316,666.67	4,155,900.15	3,333,333.34	0.00	10,805,900.16	39,960,040.71	0.00	29,154,140.55
2017-7	857,143,000.00	17,540,917.70	1,636,785.69	1,781,100.36	1,428,571.67	0.00	4,846,457.72	17,341,091.47	0.00	12,494,633.75
2018-2	571,430,000.00	11,693,972.42	1,392,621.82	1,187,403.01	952,383.33	0.00	3,532,408.16	11,862,183.43	0.00	8,329,775.27
2018-4	1,028,573,000.00	21,049,129.89	2,491,288.45	2,137,323.34	1,714,288.34	0.00	6,342,900.13	21,336,481.04	0.00	14,993,580.91
2018-6	1,342,859,000.00	27,480,804.49	3,330,708.10	2,790,393.96	2,238,098.33	0.00	8,359,200.39	27,934,150.41	0.00	19,574,950.02
2018-8	914,287,000.00	18,710,335.41	2,358,193.50	1,899,842.74	1,523,811.66	0.00	5,781,847.90	19,109,473.75	0.00	13,327,625.85
2019-1	1,714,287,000.00	35,081,855.87	3,994,109.90	3,562,202.80	2,857,145.00	0.00	10,413,457.70	35,402,739.77	0.00	24,989,282.07
2019-2	1,714,287,000.00	35,081,855.87	3,718,574.01	3,562,202.80	2,857,145.00	0.00	10,137,921.81	35,127,203.88	0.00	24,989,282.07
2019-3	1,371,431,000.00	28,065,513.35	2,432,892.14	2,849,765.15	2,285,718.33	0.00	7,568,375.62	27,559,821.69	0.00	19,991,446.07

Total	11,514,297,000.00	235,633,186.15	24,671,840.28	23,926,134.31	19,190,495.00	0.00	67,788,469.59	235,633,186.15	0.00	167,844,716.56

Group 2
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2017-2	804,599,000.00	16,465,636.24	435,737.54	1,671,916.55	1,340,998.33	0.00	3,448,652.42	16,516,103.15	0.00	13,067,450.73
2017-5	574,715,000.00	11,761,197.98	277,872.56	1,194,229.08	957,858.33	0.00	2,429,959.97	11,763,876.55	0.00	9,333,916.58
2018-3	574,715,000.00	11,761,197.98	250,070.75	1,194,229.08	957,858.33	0.00	2,402,158.16	11,736,074.74	0.00	9,333,916.58
2018-5	689,656,000.00	14,113,396.64	312,885.89	1,433,070.74	1,149,426.67	0.00	2,895,383.30	14,096,050.72	0.00	11,200,667.42
2018-7	603,451,000.00	12,349,262.99	286,121.66	1,253,941.05	1,005,751.66	0.00	2,545,814.37	12,346,430.84	0.00	9,800,616.47
2018-9	574,715,000.00	11,761,197.98	284,254.38	1,194,229.08	957,858.33	0.00	2,436,341.79	11,770,258.37	0.00	9,333,916.58
2019-4	919,543,000.00	18,817,896.30	423,405.34	1,910,764.44	1,532,571.66	0.00	3,866,741.44	18,800,991.73	0.00	14,934,250.29

Total	4,741,394,000.00	97,029,786.11	2,270,348.12	9,852,380.02	7,902,323.31	0.00	20,025,051.45	97,029,786.10	0.00	77,004,734.65

Trust Total	16,255,691,000.00	332,662,972.26	26,942,188.40	33,778,514.33	27,092,818.31	0.00	87,813,521.04	332,662,972.25	0.00	244,849,451.21

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	235,633,186.15	67,788,469.59	167,844,716.56
Group 2	97,029,786.11	20,025,051.45	77,004,734.66

D.	Trust Performance

Delinquencies: (a)

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	78,133,311	0.31%	10,263	0.07%
61-90 Days Delinquent	60,740,101	0.24%	6,998	0.04%
91-120 Days Delinquent	46,658,828	0.18%	5,485	0.03%
120+ Days Delinquent	89,050,032	0.35%	9,833	0.06%
Total 30+ Days Delinquent	274,582,272	1.08%	32,579	0.21%

(a)

During the first quarter 2020, American Express Company created a Customer Pandemic Relief Program for customers impacted by COVID-19. Delinquency status is generally frozen at enrollment, and loans that are current at enrollment do not age, regardless of whether payment is made. Upon exiting the program, delinquency aging resumes where it had left off at enrollment. American Express closed the Customer Pandemic Relief Program for new enrollees in the United States as of June 2020.

Loss Experience:

Ending Principal Receivables Balance	24,490,211,379.30
Defaulted Amount	50,813,295.32
Recoveries	13,714,138.67
Net Default Amount	37,099,156.65
Annualized Default Rate	2.52%
Annualized Recovery Rate	0.68%
Annualized Default Rate, Net of Recoveries	1.84%
Number of Accounts Experiencing a Loss	8,653
Number of Accounts Experiencing a Recovery	31,058
Average Net Default Amount per Account Experiencing a Loss	4,287.43

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 07, 2020 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	793,047,900.00	793,047,900.00
Seller’s Interest Amount	8,234,520,379.30	8,197,877,912.90
Seller’s Interest Percentage	51.92%	51.69%

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (6/15/20 to 7/14/20)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00

		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$0.00

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00

	10.	Applied to unpaid Monthly Servicing Fee	$0.00

	11.	Collateral Default Amount treated as Available Principal Collections	$0.00

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		0.00

	2.	Monthly Interest		0.00

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		0.00

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,210,364,855.84	804,599,000.00	405,765,855.84
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	24,769,391.25	16,465,636.24	8,303,755.01
Collections of Principal Receivables	405,058,548.13	269,265,669.10	135,792,879.03
Defaulted Amount	2,515,077.74	1,671,916.55	843,161.19

Ending Invested Amount / Transferor Amount	1,212,178,527.85	804,599,000.00	407,579,527.85

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.63475%	0.83475%	1.08475%
Monthly Interest Due	370,270.83	18,190.59	47,276.12	435,737.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	370,270.83	18,190.59	47,276.12	435,737.54
Investor Default Amount	1,454,565.05	54,338.39	163,013.11	1,671,916.55
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,991,502.55	116,112.31	341,037.56	3,448,652.42
Reallocated Investor Finance Charge Collections				16,516,103.15
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.4465%
Base Rate				2.6867%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	370,270.83	18,190.59	47,276.12	435,737.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	370,270.83	18,190.59	47,276.12	435,737.54
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$0.53

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.53

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$0.70

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.70

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$13,114,726.84

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$47,276.12

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,067,450.72

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,368,986.54

		a.	Class A Monthly Interest	$370,270.83

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,454,565.05

		e.	Excess Spread	$12,544,150.66

	2.	Class B Available Funds		$536,784.28

		a.	Class B Monthly Interest	$18,190.59

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$518,593.69

	3.	Collateral Available Funds		$1,610,332.32

		a.	Excess Spread	$1,610,332.32

	4.	Total Excess Spread		$14,673,076.67

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2017-2 Allocable Principal Collections		$405,058,548.13

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$269,265,669.10

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$269,265,669.10

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,671,916.55

	8.	Available Principal Collections (total of items 5, 6 and 7)		$270,937,585.65

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$270,937,585.65

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$14,673,076.67
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$54,338.39
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$47,276.12
	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33
	10.	Collateral Default Amount treated as Available Principal Collections		$163,013.11
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,067,450.72

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.6867%
		b.	Prior Monthly Period	2.6202%
		c.	Second Prior Monthly Period	3.3039%
	2.	Three Month Average Base Rate		2.8703%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.4465%
		b.	Prior Monthly Period	20.3081%
		c.	Second Prior Monthly Period	21.6986%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4844%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$537,826.05
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$805,136,826.05

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	864,548,474.61	574,715,000.00	289,833,474.61
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	17,692,466.30	11,761,197.98	5,931,268.32
Collections of Principal Receivables	289,328,253.56	192,333,098.87	96,995,154.69
Defaulted Amount	1,796,488.57	1,194,229.08	602,259.49

Ending Invested Amount / Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.56475%	0.76475%	0.98475%
Monthly Interest Due	235,312.50	11,903.97	30,656.09	277,872.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	235,312.50	11,903.97	30,656.09	277,872.56
Investor Default Amount	1,038,975.04	38,814.03	116,440.01	1,194,229.08
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,107,620.87	81,849.67	240,489.43	2,429,959.97
Reallocated Investor Finance Charge Collections				11,763,876.55
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3759%
Base Rate				2.6160%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	235,312.50	11,903.97	30,656.09	277,872.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	235,312.50	11,903.97	30,656.09	277,872.56
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.47

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.47

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.64

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.64

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,364,572.68

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$30,656.09

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,333,916.59

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,234,530.64

		a.	Class A Monthly Interest	$235,312.50

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,038,975.04

		e.	Excess Spread	$8,960,243.10

	2.	Class B Available Funds		$382,341.60

		a.	Class B Monthly Interest	$11,903.97

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$370,437.63

	3.	Collateral Available Funds		$1,147,004.32

		a.	Excess Spread	$1,147,004.32

	4.	Total Excess Spread		$10,477,685.05

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2017-5 Allocable Principal Collections		$289,328,253.56

	3.	Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections		$192,333,098.87

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$192,333,098.87

	6.	Shared Principal Collections from other Series allocated to Series 2017-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,194,229.08

	8.	Available Principal Collections (total of items 5, 6 and 7)		$193,527,327.95

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$193,527,327.95

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5

	1.	Excess Spread		$10,477,685.05

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$38,814.03

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$30,656.09

	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33

	10.	Collateral Default Amount treated as Available Principal Collections		$116,440.01

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,333,916.59

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.6160%
		b.	Prior Monthly Period	2.5495%
		c.	Second Prior Monthly Period	3.2333%

	2.	Three Month Average Base Rate		2.7996%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.3759%
		b.	Prior Monthly Period	20.2375%
		c.	Second Prior Monthly Period	21.6280%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4138%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$343,011.68
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,058,011.68

Series 2017-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,008,616,356.31	2,000,000,000.00	1,008,616,356.31
Beginning Adjusted Invested Amount	N/A	2,000,000,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	61,569,530.29	40,928,801.15	20,640,729.14
Collections of Principal Receivables	1,006,858,194.28	669,316,439.88	337,541,754.40
Defaulted Amount	6,251,754.58	4,155,900.15	2,095,854.43

Ending Invested Amount / Transferor Amount	3,013,124,619.47	2,000,000,000.00	1,013,124,619.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	8,750,000.00	0.00	0.00	8,750,000.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	8,750,000.00	0.00	0.00	8,750,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	8,750,000.00	0.00	0.00	8,750,000.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.04000%	2.20000%	2.45000%
Monthly Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Investor Default Amount	3,636,412.63	155,846.26	363,641.26	4,155,900.15
Investor Monthly Fees Due	2,916,666.67	125,000.00	291,666.67	3,333,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,528,079.30	418,346.26	859,474.60	10,805,900.16
Reallocated Investor Finance Charge Collections				39,960,040.71
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.7809%
Base Rate				4.0454%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00
Distributions of Interest	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Ending Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.70

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.70

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,608,307.22

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$204,166.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,404,140.55

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$34,965,035.62

		a.	Class A Monthly Interest	$2,975,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,636,412.63
		e.	Excess Spread	$28,353,622.99

	2.	Class B Available Funds		$1,498,501.53

		a.	Class B Monthly Interest	$137,500.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,361,001.53

	3.	Collateral Available Funds		$3,496,503.56

		a.	Excess Spread	$3,496,503.56

	4.	Total Excess Spread		$33,211,128.08

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2017-6 Allocable Principal Collections		$1,006,858,194.28

	3.	Principal Allocation Percentage of Series 2017-6 Allocable Principal Collections		$669,316,439.88

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$669,316,439.88

	6.	Shared Principal Collections from other Series allocated to Series 2017-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$4,155,900.15

	8.	Available Principal Collections (total of items 5, 6 and 7)		$673,472,340.03

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$175,000,000.00

	2.	Required Collateral Invested Amount		$175,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$673,472,340.03

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-6

	1.	Excess Spread		$33,211,128.08

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$155,846.26

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$204,166.67

	9.	Applied to unpaid Monthly Servicing Fee		$3,333,333.34

	10.	Collateral Default Amount treated as Available Principal Collections		$363,641.26

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$8,750,000.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$20,404,140.55

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.0454%
		b.	Prior Monthly Period	3.9149%
		c.	Second Prior Monthly Period	4.0454%

	2.	Three Month Average Base Rate		4.0019%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	21.7809%
		b.	Prior Monthly Period	19.6615%
		c.	Second Prior Monthly Period	21.0370%
	4.	Three Month average Series Adjusted Portfolio Yield		20.8264%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,000,000,000.00
		Monthly Interest		$3,651,041.67
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,003,651,041.67

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,289,407,224.75	857,143,000.00	432,264,224.75
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	26,386,945.95	17,540,917.70	8,846,028.25
Collections of Principal Receivables	431,510,726.61	286,849,950.61	144,660,776.00
Defaulted Amount	2,679,323.84	1,781,100.36	898,223.48

Ending Invested Amount / Transferor Amount	1,291,339,337.85	857,143,000.00	434,196,337.85

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	1,558,462.55	66,791.55	155,846.26	1,781,100.36
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,277,212.55	188,399.24	380,845.93	4,846,457.72
Reallocated Investor Finance Charge Collections				17,341,091.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.0865%
Base Rate				4.3511%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,594,633.42

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,494,633.75

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,173,452.51

		a.	Class A Monthly Interest	$1,468,750.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,558,462.55

		e.	Excess Spread	$12,146,239.96

	2.	Class B Available Funds		$650,293.71

		a.	Class B Monthly Interest	$68,036.02

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$582,257.69

	3.	Collateral Available Funds		$1,517,345.25

		a.	Excess Spread	$1,517,345.25

	4.	Total Excess Spread		$14,245,842.90

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2017-7 Allocable Principal Collections		$431,510,726.61

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections		$286,849,950.61

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$286,849,950.61

	6.	Shared Principal Collections from other Series allocated to Series 2017-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,781,100.36

	8.	Available Principal Collections (total of items 5, 6 and 7)		$288,631,050.97

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$75,000,000.00

	2.	Required Collateral Invested Amount		$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$288,631,050.97

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7

	1.	Excess Spread		$14,245,842.90
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$66,791.55
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,999.67
	9.	Applied to unpaid Monthly Servicing Fee		$1,428,571.67
	10.	Collateral Default Amount treated as Available Principal Collections		$155,846.26
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$12,494,633.75

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.3511%
		b.	Prior Monthly Period	4.2107%
		c.	Second Prior Monthly Period	4.3511%
	2.	Three Month Average Base Rate		4.3043%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.0865%
		b.	Prior Monthly Period	19.9573%
		c.	Second Prior Monthly Period	21.3427%
	4.	Three Month average Series Adjusted Portfolio Yield		21.1288%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$857,143,000.00
		Monthly Interest		$1,797,232.83
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$858,940,232.83

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	859,606,822.24	571,430,000.00	288,176,822.24
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	17,591,338.35	11,693,972.42	5,897,365.93
Collections of Principal Receivables	287,674,488.98	191,233,746.62	96,440,742.36
Defaulted Amount	1,786,220.06	1,187,403.01	598,817.05

Ending Invested Amount / Transferor Amount	860,894,900.65	571,430,000.00	289,464,900.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	1,038,975.04	44,528.39	103,899.58	1,187,403.01
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,126,475.04	137,030.24	268,902.88	3,532,408.16
Reallocated Investor Finance Charge Collections				11,862,183.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7283%
Base Rate				4.9929%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,411,443.56

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,329,775.26

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,379,384.55

		a.	Class A Monthly Interest	$1,254,166.67

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,038,975.04

		e.	Excess Spread	$8,086,242.84

	2.	Class B Available Funds		$444,839.66

		a.	Class B Monthly Interest	$56,786.85

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$388,052.81

	3.	Collateral Available Funds		$1,037,959.21

		a.	Excess Spread	$1,037,959.21

	4.	Total Excess Spread		$9,512,254.86

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-2 Allocable Principal Collections		$287,674,488.98

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$191,233,746.62

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$191,233,746.62

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,187,403.01

	8.	Available Principal Collections (total of items 5, 6 and 7)		$192,421,149.63

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$192,421,149.63

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2
	1.	Excess Spread		$9,512,254.86
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$44,528.39
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$103,899.58
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,329,775.26

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.9929%
		b.	Prior Monthly Period	4.8318%
		c.	Second Prior Monthly Period	4.9929%
	2.	Three Month Average Base Rate		4.9392%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	22.7283%
		b.	Prior Monthly Period	20.5784%
		c.	Second Prior Monthly Period	21.9845%

	4.	Three Month average Series Adjusted Portfolio Yield		21.7637%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	864,548,474.61	574,715,000.00	289,833,474.61
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	17,692,466.30	11,761,197.98	5,931,268.32
Collections of Principal Receivables	289,328,253.56	192,333,098.87	96,995,154.69
Defaulted Amount	1,796,488.57	1,194,229.08	602,259.49

Ending Invested Amount / Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.50475%	0.68475%	0.93475%
Monthly Interest Due	210,312.50	10,658.70	29,099.55	250,070.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	210,312.50	10,658.70	29,099.55	250,070.75
Investor Default Amount	1,038,975.04	38,814.03	116,440.01	1,194,229.08
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,082,620.87	80,604.40	238,932.89	2,402,158.16
Reallocated Investor Finance Charge Collections				11,736,074.74
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3170%
Base Rate				2.5572%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	210,312.50	10,658.70	29,099.55	250,070.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	210,312.50	10,658.70	29,099.55	250,070.75
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.42

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.42

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.57

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.57

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,363,016.13

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$29,099.55

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,333,916.58

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,210,343.16

		a.	Class A Monthly Interest	$210,312.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,038,975.04
		e.	Excess Spread	$8,961,055.62

	2.	Class B Available Funds		$381,438.00

		a.	Class B Monthly Interest	$10,658.70
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$370,779.30

	3.	Collateral Available Funds		$1,144,293.58

		a.	Excess Spread	$1,144,293.58

	4.	Total Excess Spread		$10,476,128.50

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-3 Allocable Principal Collections		$289,328,253.56

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$192,333,098.87

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$192,333,098.87

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,194,229.08

	8.	Available Principal Collections (total of items 5, 6 and 7)		$193,527,327.95

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$193,527,327.95

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3

	1.	Excess Spread		$10,476,128.50
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$38,814.03
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$29,099.55
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$116,440.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,333,916.58

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5572%
		b.	Prior Monthly Period	2.4907%
		c.	Second Prior Monthly Period	3.1744%

	2.	Three Month Average Base Rate		2.7408%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3170%
		b.	Prior Monthly Period	20.1786%
		c.	Second Prior Monthly Period	21.5691%

	4.	Three Month average Series Adjusted Portfolio Yield		21.3549%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$303,535.50
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,018,535.50

Series 2018-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,547,290,775.73	1,028,573,000.00	518,717,775.73
Beginning Adjusted Invested Amount	N/A	1,028,573,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	31,664,378.24	21,049,129.89	10,615,248.35
Collections of Principal Receivables	517,813,576.73	344,220,409.25	173,593,167.48
Defaulted Amount	3,215,192.98	2,137,323.34	1,077,869.64

Ending Invested Amount / Transferor Amount	1,549,609,314.61	1,028,573,000.00	521,036,314.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.99000%	3.18000%	3.42000%
Monthly Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Investor Default Amount	1,870,155.07	80,150.69	187,017.58	2,137,323.34
Investor Monthly Fees Due	1,500,000.00	64,286.67	150,001.67	1,714,288.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,612,655.07	246,653.16	483,591.90	6,342,900.13
Reallocated Investor Finance Charge Collections				21,336,481.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7101%
Base Rate				4.9746%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00
Distributions of Interest	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Ending Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,140,153.56

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,572.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,993,580.91

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,669,392.39

		a.	Class A Monthly Interest	$2,242,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,870,155.07

		e.	Excess Spread	$14,556,737.32

	2.	Class B Available Funds		$800,128.67

		a.	Class B Monthly Interest	$102,215.80
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$697,912.87

	3.	Collateral Available Funds		$1,866,959.98

		a.	Excess Spread	$1,866,959.98

	4.	Total Excess Spread		$17,121,610.17

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-4 Allocable Principal Collections		$517,813,576.73

	3.	Principal Allocation Percentage of Series 2018-4 Allocable Principal Collections		$344,220,409.25

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$344,220,409.25

	6.	Shared Principal Collections from other Series allocated to Series 2018-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,137,323.34

	8.	Available Principal Collections (total of items 5, 6 and 7)		$346,357,732.59

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$90,001,000.00

	2.	Required Collateral Invested Amount		$90,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$346,357,732.59

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-4
	1.	Excess Spread		$17,121,610.17
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$80,150.69
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,572.65
	9.	Applied to unpaid Monthly Servicing Fee		$1,714,288.34
	10.	Collateral Default Amount treated as Available Principal Collections		$187,017.58
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,993,580.91

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.9746%
		b.	Prior Monthly Period	4.8142%
		c.	Second Prior Monthly Period	4.9746%
	2.	Three Month Average Base Rate		4.9212%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7101%
		b.	Prior Monthly Period	20.5607%
		c.	Second Prior Monthly Period	21.9662%
	4.	Three Month average Series Adjusted Portfolio Yield		21.7457%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,028,573,000.00
		Monthly Interest		$2,677,076.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,031,250,076.92

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,037,455,160.92	689,656,000.00	347,799,160.92
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	21,230,897.99	14,113,396.64	7,117,501.35
Collections of Principal Receivables	347,192,897.42	230,799,049.33	116,393,848.09
Defaulted Amount	2,155,780.03	1,433,070.74	722,709.29

Ending Invested Amount / Transferor Amount	1,039,009,736.28	689,656,000.00	349,353,736.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related
Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.52475%	0.73475%	0.98475%
Monthly Interest Due	262,375.00	13,723.91	36,786.98	312,885.89
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	262,375.00	13,723.91	36,786.98	312,885.89
Investor Default Amount	1,246,770.05	46,575.17	139,725.52	1,433,070.74
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,509,145.05	97,655.75	288,582.50	2,895,383.30
Reallocated Investor Finance Charge Collections				14,096,050.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3396%
Base Rate				2.5798%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	262,375.00	13,723.91	36,786.98	312,885.89
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	262,375.00	13,723.91	36,786.98	312,885.89
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.44

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.44

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.61

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.61

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,237,454.40

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$36,786.98

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,200,667.42

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$12,263,549.41

		a.	Class A Monthly Interest	$262,375.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,246,770.05
		e.	Excess Spread	$10,754,404.36

	2.	Class B Available Funds		$458,125.33

		a.	Class B Monthly Interest	$13,723.91
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$444,401.42

	3.	Collateral Available Funds		$1,374,375.98

		a.	Excess Spread	$1,374,375.98

	4.	Total Excess Spread		$12,573,181.76

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-5 Allocable Principal Collections		$347,192,897.42

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$230,799,049.33

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$230,799,049.33

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,433,070.74

	8.	Available Principal Collections (total of items 5, 6 and 7)		$232,232,120.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$232,232,120.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$12,573,181.76
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$46,575.17
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$36,786.98
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$139,725.52
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,200,667.42

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.5798%
		b.	Prior Monthly Period	2.5132%
		c.	Second Prior Monthly Period	3.1970%

	2.	Three Month Average Base Rate		2.7633%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3396%
		b.	Prior Monthly Period	20.2012%
		c.	Second Prior Monthly Period	21.5917%
	4.	Three Month average Series Adjusted Portfolio Yield		21.3775%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$381,710.88
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$690,037,710.88

Series 2018-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,020,073,775.81	1,342,859,000.00	677,214,775.81
Beginning Adjusted Invested Amount	N/A	1,342,859,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	41,339,598.94	27,480,804.49	13,858,794.45
Collections of Principal Receivables	676,034,293.95	449,398,802.56	226,635,491.39
Defaulted Amount	4,197,612.45	2,790,393.96	1,407,218.49

Ending Invested Amount / Transferor Amount	2,023,100,756.69	1,342,859,000.00	680,241,756.69

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	3.06000%	3.25000%	3.54000%
Monthly Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Investor Default Amount	2,441,591.34	104,641.41	244,161.21	2,790,393.96
Investor Monthly Fees Due	1,958,333.33	83,930.00	195,835.00	2,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,396,174.67	324,957.66	638,068.06	8,359,200.39
Reallocated Investor Finance Charge Collections				27,934,150.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.7809%
Base Rate				5.0455%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00
Distributions of Interest	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Ending Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.55

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.55

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.71

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.71

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$19,773,021.87

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$198,071.85

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,574,950.02

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,442,347.81

		a.	Class A Monthly Interest	$2,996,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,441,591.34
		e.	Excess Spread	$19,004,506.47

	2.	Class B Available Funds		$1,047,547.02

		a.	Class B Monthly Interest	$136,386.25
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$911,160.77

	3.	Collateral Available Funds		$2,444,255.58

		a.	Excess Spread	$2,444,255.58

	4.	Total Excess Spread		$22,359,922.82

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-6 Allocable Principal Collections		$676,034,293.95

	3.	Principal Allocation Percentage of Series 2018-6 Allocable Principal Collections		$449,398,802.56

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$449,398,802.56

	6.	Shared Principal Collections from other Series allocated to Series 2018-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,790,393.96

	8.	Available Principal Collections (total of items 5, 6 and 7)		$452,189,196.52

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$117,501,000.00

	2.	Required Collateral Invested Amount		$117,501,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$452,189,196.52

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-6
	1.	Excess Spread		$22,359,922.82
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$104,641.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$198,071.85
	9.	Applied to unpaid Monthly Servicing Fee		$2,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$244,161.21
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$19,574,950.02

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.0455%
		b.	Prior Monthly Period	4.8827%
		c.	Second Prior Monthly Period	5.0455%

	2.	Three Month Average Base Rate		4.9912%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.7809%
		b.	Prior Monthly Period	20.6293%
		c.	Second Prior Monthly Period	22.0371%
	4.	Three Month average Series Adjusted Portfolio Yield		21.8158%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,342,859,000.00
		Monthly Interest		$3,604,739.55
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,346,463,739.55

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	907,776,274.42	603,451,000.00	304,325,274.42
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	18,577,097.31	12,349,262.99	6,227,834.32
Collections of Principal Receivables	303,794,792.10	201,949,837.48	101,844,954.62
Defaulted Amount	1,886,313.78	1,253,941.05	632,372.73

Ending Invested Amount / Transferor Amount	909,136,532.37	603,451,000.00	305,685,532.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.54475%	0.75475%	1.08475%
Monthly Interest Due	238,328.13	12,335.76	35,457.77	286,121.66
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	238,328.13	12,335.76	35,457.77	286,121.66
Investor Default Amount	1,090,923.79	40,754.83	122,262.43	1,253,941.05
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,204,251.92	85,778.92	255,783.53	2,545,814.37
Reallocated Investor Finance Charge Collections				12,346,430.84
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3645%
Base Rate				2.6047%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	238,328.13	12,335.76	35,457.77	286,121.66
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	238,328.13	12,335.76	35,457.77	286,121.66
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.45

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.45

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.63

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.63

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,836,074.24

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$35,457.77

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,800,616.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,741,346.34

		a.	Class A Monthly Interest	$238,328.13
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,090,923.79
		e.	Excess Spread	$9,412,094.42

	2.	Class B Available Funds		$401,276.24

		a.	Class B Monthly Interest	$12,335.76
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$388,940.48

	3.	Collateral Available Funds		$1,203,808.26

		a.	Excess Spread	$1,203,808.26

	4.	Total Excess Spread		$11,004,843.16

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-7 Allocable Principal Collections		$303,794,792.10

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections		$201,949,837.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$201,949,837.48

	6.	Shared Principal Collections from other Series allocated to Series 2018-7		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,253,941.05

	8.	Available Principal Collections (total of items 5, 6 and 7)		$203,203,778.53

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$58,838,000.00

	2.	Required Collateral Invested Amount		$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$203,203,778.53

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread		$11,004,843.16
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$40,754.83
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$35,457.77
	9.	Applied to unpaid Monthly Servicing Fee		$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections		$122,262.43
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,800,616.47

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	2.6047%
		b.	Prior Monthly Period	2.5381%
		c.	Second Prior Monthly Period	3.2219%

	2.	Three Month Average Base Rate		2.7882%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3645%
		b.	Prior Monthly Period	20.2261%
		c.	Second Prior Monthly Period	21.6166%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4024%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$603,451,000.00
		Monthly Interest		$354,517.91
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$603,805,517.91

Series 2018-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,375,369,411.28	914,287,000.00	461,082,411.28
Beginning Adjusted Invested Amount	N/A	914,287,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	28,146,110.57	18,710,335.41	9,435,775.16
Collections of Principal Receivables	460,278,678.94	305,973,659.94	154,305,019.00
Defaulted Amount	2,857,948.97	1,899,842.74	958,106.23

Ending Invested Amount / Transferor Amount	1,377,430,334.48	914,287,000.00	463,143,334.48

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	3.18000%	3.35000%	3.74000%
Monthly Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Investor Default Amount	1,662,360.06	71,244.60	166,238.08	1,899,842.74
Investor Monthly Fees Due	1,333,333.33	57,143.33	133,335.00	1,523,811.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,115,693.39	224,103.01	442,051.50	5,781,847.90
Reallocated Investor Finance Charge Collections				19,109,473.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.9013%
Base Rate				5.1659%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00
Distributions of Interest	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,120,000.00	95,715.08	142,478.42	2,358,193.50
Ending Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.65

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.79

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.79

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,470,104.27

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$142,478.42

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,327,625.85

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,720,766.02

		a.	Class A Monthly Interest	$2,120,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,662,360.06
		e.	Excess Spread	$12,938,405.96

	2.	Class B Available Funds		$716,610.23

		a.	Class B Monthly Interest	$95,715.08
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$620,895.15

	3.	Collateral Available Funds		$1,672,097.50

		a.	Excess Spread	$1,672,097.50

	4.	Total Excess Spread		$15,231,398.61

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-8 Allocable Principal Collections		$460,278,678.94

	3.	Principal Allocation Percentage of Series 2018-8 Allocable Principal Collections		$305,973,659.94

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$305,973,659.94

	6.	Shared Principal Collections from other Series allocated to Series 2018-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,899,842.74

	8.	Available Principal Collections (total of items 5, 6 and 7)		$307,873,502.68

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$80,001,000.00

	2.	Required Collateral Invested Amount		$80,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$307,873,502.68

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-8
	1.	Excess Spread		$15,231,398.61
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$71,244.60
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$142,478.42
	9.	Applied to unpaid Monthly Servicing Fee		$1,523,811.66
	10.	Collateral Default Amount treated as Available Principal Collections		$166,238.08
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,327,625.85

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.1659%
		b.	Prior Monthly Period	4.9992%
		c.	Second Prior Monthly Period	5.1659%

	2.	Three Month Average Base Rate		5.1103%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.9013%
		b.	Prior Monthly Period	20.7458%
		c.	Second Prior Monthly Period	22.1575%
	4.	Three Month average Series Adjusted Portfolio Yield		21.9349%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$914,287,000.00
		Monthly Interest		$2,548,195.08
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$916,835,195.08

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	864,548,474.61	574,715,000.00	289,833,474.61
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	17,692,466.30	11,761,197.98	5,931,268.32
Collections of Principal Receivables	289,328,253.56	192,333,098.87	96,995,154.69
Defaulted Amount	1,796,488.57	1,194,229.08	602,259.49

Ending Invested Amount / Transferor Amount	865,843,957.84	574,715,000.00	291,128,957.84

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.56475%	0.77475%	1.18475%
Monthly Interest Due	235,312.50	12,059.63	36,882.25	284,254.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	235,312.50	12,059.63	36,882.25	284,254.38
Investor Default Amount	1,038,975.04	38,814.03	116,440.01	1,194,229.08
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,107,620.87	82,005.33	246,715.59	2,436,341.79
Reallocated Investor Finance Charge Collections				11,770,258.37
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3894%
Base Rate				2.6295%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	235,312.50	12,059.63	36,882.25	284,254.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	235,312.50	12,059.63	36,882.25	284,254.38
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.47

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.47

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,370,798.83

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$36,882.25

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,333,916.58

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,240,082.80

		a.	Class A Monthly Interest	$235,312.50
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,038,975.04
		e.	Excess Spread	$8,965,795.26

	2.	Class B Available Funds		$382,549.01

		a.	Class B Monthly Interest	$12,059.63
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$370,489.38

	3.	Collateral Available Funds		$1,147,626.56

		a.	Excess Spread	$1,147,626.56

	4.	Total Excess Spread		$10,483,911.20

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2018-9 Allocable Principal Collections		$289,328,253.56

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$192,333,098.87

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$192,333,098.87

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,194,229.08

	8.	Available Principal Collections (total of items 5, 6 and 7)		$193,527,327.95

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$193,527,327.95

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9
	1.	Excess Spread		$10,483,911.20
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$38,814.03
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$36,882.25
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$116,440.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,333,916.58

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	2.6295%
		b.	Prior Monthly Period	2.5630%
		c.	Second Prior Monthly Period	3.2468%

	2.	Three Month Average Base Rate		2.8131%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3894%
		b.	Prior Monthly Period	20.2510%
		c.	Second Prior Monthly Period	21.6415%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4273%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$349,393.50
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,064,393.50

Series 2019-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,578,815,953.81	1,714,287,000.00	864,528,953.81
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	52,773,922.69	35,081,855.87	17,692,066.82
Collections of Principal Receivables	863,021,956.65	573,700,235.88	289,321,720.77
Defaulted Amount	5,358,650.80	3,562,202.80	1,796,448.00

Ending Invested Amount / Transferor Amount	2,582,680,182.27	1,714,287,000.00	868,393,182.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.87000%	3.07000%	3.39000%
Monthly Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Investor Default Amount	3,116,925.11	133,583.10	311,694.59	3,562,202.80
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,204,425.11	405,191.45	803,841.14	10,413,457.70
Reallocated Investor Finance Charge Collections				35,402,739.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.5979%
Base Rate				4.8625%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,587,500.00	164,465.02	242,144.88	3,994,109.90
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.39

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.39

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.56

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.56

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$25,231,426.96

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$242,144.88

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,989,282.08

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$30,977,374.07

		a.	Class A Monthly Interest	$3,587,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,116,925.11
		e.	Excess Spread	$24,272,948.96

	2.	Class B Available Funds		$1,327,607.65

		a.	Class B Monthly Interest	$164,465.02
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,163,142.63

	3.	Collateral Available Funds		$3,097,758.06

		a.	Excess Spread	$3,097,758.06

	4.	Total Excess Spread		$28,533,849.65

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2019-1 Allocable Principal Collections		$863,021,956.65

	3.	Principal Allocation Percentage of Series 2019-1 Allocable Principal Collections		$573,700,235.88

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$573,700,235.88

	6.	Shared Principal Collections from other Series allocated to Series 2019-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,562,202.80

	8.	Available Principal Collections (total of items 5, 6 and 7)		$577,262,438.68

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$577,262,438.68

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-1
	1.	Excess Spread		$28,533,849.65
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$133,583.10
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$242,144.88
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$311,694.59
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$24,989,282.08

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.8625%
		b.	Prior Monthly Period	4.7056%
		c.	Second Prior Monthly Period	4.8625%
	2.	Three Month Average Base Rate		4.8102%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.5979%
		b.	Prior Monthly Period	20.4522%
		c.	Second Prior Monthly Period	21.8541%
	4.	Three Month average Series Adjusted Portfolio Yield		21.6347%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,341,254.30
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,628,254.30

Series 2019-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,578,815,953.81	1,714,287,000.00	864,528,953.81
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	52,773,922.69	35,081,855.87	17,692,066.82
Collections of Principal Receivables	863,021,956.65	573,700,235.88	289,321,720.77
Defaulted Amount	5,358,650.80	3,562,202.80	1,796,448.00
Ending Invested Amount / Transferor Amount	2,582,680,182.27	1,714,287,000.00	868,393,182.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.67000%	2.86000%	3.19000%
Monthly Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Investor Default Amount	3,116,925.11	133,583.10	311,694.59	3,562,202.80
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,954,425.11	393,941.40	789,555.30	10,137,921.81
Reallocated Investor Finance Charge Collections				35,127,203.88
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.4024%
Base Rate				4.6669%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,337,500.00	153,214.97	227,859.04	3,718,574.01
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.38

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.38

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$25,217,141.11

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$227,859.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,989,282.07

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$30,736,280.34

		a.	Class A Monthly Interest	$3,337,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,116,925.11
		e.	Excess Spread	$24,281,855.23

	2.	Class B Available Funds		$1,317,275.01

		a.	Class B Monthly Interest	$153,214.97
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,164,060.04

	3.	Collateral Available Funds		$3,073,648.53

		a.	Excess Spread	$3,073,648.53

	4.	Total Excess Spread		$28,519,563.80

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2019-2 Allocable Principal Collections		$863,021,956.65

	3.	Principal Allocation Percentage of Series 2019-2 Allocable Principal Collections		$573,700,235.88

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$573,700,235.88

	6.	Shared Principal Collections from other Series allocated to Series 2019-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,562,202.80

	8.	Available Principal Collections (total of items 5, 6 and 7)		$577,262,438.68

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$577,262,438.68

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-2
	1.	Excess Spread		$28,519,563.80
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$133,583.10
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$227,859.04
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$311,694.59
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$24,989,282.07

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.6669%
		b.	Prior Monthly Period	4.5164%
		c.	Second Prior Monthly Period	4.6669%
	2.	Three Month Average Base Rate		4.6167%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.4024%
		b.	Prior Monthly Period	20.2630%
		c.	Second Prior Monthly Period	21.6585%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4413%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,714,287,000.00
		Monthly Interest		$4,005,182.43
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,718,292,182.43

Series 2019-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,063,054,869.08	1,371,431,000.00	691,623,869.08
Beginning Adjusted Invested Amount	N/A	1,371,431,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	42,219,181.25	28,065,513.35	14,153,667.90
Collections of Principal Receivables	690,418,270.12	458,960,657.23	231,457,612.89
Defaulted Amount	4,286,925.02	2,849,765.15	1,437,159.87
Ending Invested Amount / Transferor Amount	2,066,146,255.00	1,371,431,000.00	694,715,255.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon June 15, 2020 to July 14, 2020	2.00000%	2.20000%	3.38600%
Monthly Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Investor Default Amount	2,493,540.10	106,866.89	249,358.16	2,849,765.15
Investor Monthly Fees Due	2,000,000.00	85,715.00	200,003.33	2,285,718.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,493,540.10	286,868.39	787,967.13	7,568,375.62
Reallocated Investor Finance Charge Collections				27,559,821.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9216%
Base Rate				4.1861%
Excess Spread Percentage				17.4925%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00
Distributions of Interest	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	94,286.50	338,605.64	2,432,892.14
Ending Certificates Balance	1,200,000,000.00	51,429,000.00	120,002,000.00	1,371,431,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.67

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.67

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,330,051.72

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$338,605.64

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,991,446.08

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,114,801.28

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,493,540.10
		e.	Excess Spread	$19,621,261.18

	2.	Class B Available Funds		$1,033,500.10

		a.	Class B Monthly Interest	$94,286.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$939,213.60

	3.	Collateral Available Funds		$2,411,520.32

		a.	Excess Spread	$2,411,520.32

	4.	Total Excess Spread		$22,971,995.10

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2019-3 Allocable Principal Collections		$690,418,270.12

	3.	Principal Allocation Percentage of Series 2019-3 Allocable Principal Collections		$458,960,657.23

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$458,960,657.23

	6.	Shared Principal Collections from other Series allocated to Series 2019-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,849,765.15

	8.	Available Principal Collections (total of items 5, 6 and 7)		$461,810,422.38

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,002,000.00

	2.	Required Collateral Invested Amount		$120,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$461,810,422.38

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-3
	1.	Excess Spread		$22,971,995.10
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$106,866.89
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$140,574.65
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,718.33
	10.	Collateral Default Amount treated as Available Principal Collections		$249,358.16
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$198,030.99

	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections		$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates		$19,991,446.08
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.1861%
		b.	Prior Monthly Period	4.0511%
		c.	Second Prior Monthly Period	4.1861%
	2.	Three Month Average Base Rate		4.1411%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9216%
		b.	Prior Monthly Period	19.7977%
		c.	Second Prior Monthly Period	21.1777%
	4.	Three Month average Series Adjusted Portfolio Yield		20.9656%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,371,431,000.00
	Monthly Interest	$2,432,892.14
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,373,863,892.14

Series 2019-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,383,276,055.07	919,543,000.00	463,733,055.07
Beginning Adjusted Invested Amount	N/A	919,543,000.00	N/A
Floating Allocation Percentage	N/A	66.4757%	33.5243%
Principal Allocation Percentage	N/A	66.4757%	33.5243%
Collections of Finance Charge Receivables	28,307,915.30	18,817,896.30	9,490,019.00
Collections of Principal Receivables	462,924,702.27	307,732,623.53	155,192,078.74
Defaulted Amount	2,874,378.58	1,910,764.44	963,614.14
Ending Invested Amount / Transferor Amount	1,385,348,825.98	919,543,000.00	465,805,825.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 11, 2020	June 11, 2020	June 11, 2020
Coupon June 15, 2020 to July 14, 2020	0.42475%	0.62475%	1.66875%
Monthly Interest Due	283,166.67	15,559.40	124,679.27	423,405.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	283,166.67	15,559.40	124,679.27	423,405.34
Investor Default Amount	1,662,360.05	62,101.62	186,302.77	1,910,764.44
Investor Monthly Fees Due	1,333,333.33	49,810.00	149,428.33	1,532,571.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,278,860.05	127,471.02	460,410.37	3,866,741.44
Reallocated Investor Finance Charge Collections				18,800,991.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.3478%
Base Rate				2.5880%
Excess Spread Percentage				19.4891%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00
Distributions of Interest	283,166.67	15,559.40	124,679.27	423,405.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	283,166.67	15,559.40	124,679.27	423,405.34
Ending Certificates Balance	800,000,000.00	29,886,000.00	89,657,000.00	919,543,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$0.35

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$0.35

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$0.52

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$0.52

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,058,929.56

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$124,679.27

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,934,250.29

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$16,356,813.53

		a.	Class A Monthly Interest	$283,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,662,360.05
		e.	Excess Spread	$14,411,286.81

	2.	Class B Available Funds		$611,049.66

		a.	Class B Monthly Interest	$15,559.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$595,490.26

	3.	Collateral Available Funds		$1,833,128.54

		a.	Excess Spread	$1,833,128.54

	4.	Total Excess Spread		$16,839,905.61

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		66.4757%

	2.	Series 2019-4 Allocable Principal Collections		$462,924,702.27

	3.	Principal Allocation Percentage of Series 2019-4 Allocable Principal Collections		$307,732,623.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$307,732,623.53

	6.	Shared Principal Collections from other Series allocated to Series 2019-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,910,764.44

	8.	Available Principal Collections (total of items 5, 6 and 7)		$309,643,387.97

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$89,657,000.00

	2.	Required Collateral Invested Amount		$89,657,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$309,643,387.97

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00
N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2019-4
	1.	Excess Spread		$16,839,905.61
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$62,101.62
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$46,559.12
	9.	Applied to unpaid Monthly Servicing Fee		$1,532,571.66
	10.	Collateral Default Amount treated as Available Principal Collections		$186,302.77
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$78,120.15
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$14,934,250.29
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate
	1.	Base Rate
		a.	Current Monthly Period	2.5880%
		b.	Prior Monthly Period	2.5214%
		c.	Second Prior Monthly Period	3.2260%

	2.	Three Month Average Base Rate		2.7785%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.3478%
		b.	Prior Monthly Period	20.2094%
		c.	Second Prior Monthly Period	21.6207%
	4.	Three Month average Series Adjusted Portfolio Yield		21.3926%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$919,543,000.00
	Monthly Interest	$423,405.34
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$919,966,405.34